Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue
Dialysis services	€ 3,099,844	€ 3,155,050	€ 9,522,094	€ 9,232,698
Care Coordination	399,593	337,266	1,185,875	1,032,123
Health care services	3,499,437	3,492,316	10,707,969	10,264,821
Dialysis products	890,603	906,877	2,675,326	2,576,018
Non-dialysis products	23,728	19,810	75,614	55,753
Health care products	914,331	926,687	2,750,940	2,631,771
Total	4,413,768	4,419,003	13,458,909	12,896,592
Revenue from contracts with customers
Revenue
Dialysis services	3,099,844	3,155,050	9,522,094	9,232,698
Care Coordination	327,560	271,307	955,851	849,788
Health care services	3,427,404	3,426,357	10,477,945	10,082,486
Dialysis products	866,144	877,008	2,599,606	2,479,262
Non-dialysis products	23,728	19,810	75,614	55,753
Health care products	889,872	896,818	2,675,220	2,535,015
Total	4,317,276	4,323,175	13,153,165	12,617,501
Other revenue
Revenue
Care Coordination	72,033	65,959	230,024	182,335
Health care services	72,033	65,959	230,024	182,335
Dialysis products	24,459	29,869	75,720	96,756
Health care products	24,459	29,869	75,720	96,756
Total	€ 96,492	€ 95,828	€ 305,744	€ 279,091